SCHEDULE OF EARNINGS PER SHARE RECONCILIATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Net loss attributable to common stockholders	$ (9,897,612)	$ (17,163,526)	$ (19,563,588)	$ (19,046,801)	$ (29,886,851)	$ 56,770
Weighted average shares outstanding, basic and diluted	1,928,727	1,212,791	1,666,253	937,764	1,008,227	788,437
Weighted average dilutive stock options						36,933
Weighted average shares outstanding, diluted					1,008,227	825,370
Net loss per share attributable to common stockholders, basic and diluted	$ (5.13)	$ (14.15)	$ (11.74)	$ (20.31)	$ (29.64)	$ 0.07
Net income (loss) per share attributable to common stockholders, diluted					$ (29.64)	$ 0.07